RISK AND CAPITAL MANAGEMENT FINANCIAL INSTRUMENTS (Narrative) (Details)	1 Months Ended					12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Sep. 27, 2018 USD ($)	May 31, 2018 CAD ($)	May 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Statements Line Items
Working capital						$ 88,902,976		$ 6,535,893
Initial cash distribution						$ 84,246,645
Sprott Private Resource Lending (Collector), LP [Member]
Statements Line Items
Notional amount			$ 18,500,000
Annual interest rate			12.00%
Legal Fee							$ 194,224
Credit facility fees			$ 18,500,000				18,500,000
Borrowings effective interest rate						30.83%
Interest expense on borrowing						$ 271,921	$ 208,296
Loss on settlement of debt						$ 1,481,950
IG Copper, LLC [Member]
Statements Line Items
Annual interest rate	39.99%	39.99%
Borrowings effective interest rate						38.64%
Consideration received		$ (200,000,000)
Percentage of interest received on cash distribution	39.99%	39.99%
Initial cash distribution	$ 84,246,645
Second cash distribution, receivable	$ 5,450,764	$ 4,000,000
Senior secured credit facility | Sprott Private Resource Lending (Collector), LP [Member]
Statements Line Items
Notional amount					$ 5,000,000
Annual interest rate					12.00%
Legal Fee				$ 69,402
Credit facility fees					$ 100,000
Borrowings effective interest rate					15.36%
Interest expense on borrowing				495,578	$ 380,789
Payments of interest and principal				394,775
Loss on settlement of debt				$ 102,681	$ 78,370
Market Risk [Member]
Statements Line Items
Potential change in market prices						10.00%
Value at risk						$ 150,000
Currency Risk [Member]
Statements Line Items
Potential change in market prices						10.00%
Value at risk						$ 8,600,000